PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TANSACTIONS	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS	PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
The balances between the Group and related parties as of December 31, 2025 and 2024 are as follows:

	2025	2024
Related parties:
InterCement Brasil S.A.
Accounts payable	(272,052)	(225,311)
InterCement Trading e Inversiones S.A.
Other receivables	3,047,532	2,845,803
Accounts payable	(1,499,867)	(1,242,242)
Intercement Participações S.A.
Other receivables	3,662,915	3,420,452
Accounts payable	(3,475,598)	(2,985,226)
InterCement Trading e Inversiones Argentina S.L
Other receivables	2,068,286	-
Total Group's balances per item with other related parties as of December 31, 2025 and 2024 are as follows:

	2025	2024
Other receivables	8,778,733	6,266,255
Accounts payable	(5,247,517)	(4,452,779)
The transactions between the Group and other related parties during the fiscal years ended December 31, 2025, 2024, and 2023 respectively, are detailed below. These transactions are made on terms equivalent to those that prevail in arm's length transactions:

	2025	2024	2023
Intercement Participações S.A. - services provided	-	165,342	426,321
Intercement Participações S.A. - services received	-	-	(7,836,479)
InterCement Trading e Inversiones Argentina S.A. - distribution of dividends	-	-	(114,897,351)
On May 2, 2023, the Board of Directors of the Company resolved to partially cancel the optional reserve for future dividends in the amount of 139,251,306 and distribute as dividends in kind through the delivery of LEDE National Treasury Bill in pesos at a discount maturing on June 30, 2023 (the “Letters”), for a total of 25,590,778,098 Letters (“Total Amount of Letters”), with a ratio of 43.858641084 Letters for each share of $0.10 outstanding face value of the Company. The dividend was made available as of May 5, 2023.

On June 23, 2023, the Company's Board of Directors resolved to partially cancel the optional reserve for future dividends in the amount of 81,107,780 and declare a dividend equivalent to $139,006 per outstanding share.
The amount charged to income as fixed and variable remuneration for key management personnel of the Group was 5,104,862 and 4,746,627 during the fiscal years ended December 31, 2025 and 2024, respectively. Additionally, 1,313,668 and 1,010,158 have been accrued as long-term incentive program during the fiscal years ended December 31, 2025 and 2024, respectively.
No expenditure has been recognized in this or prior fiscal years in respect of bad or doubtful accounts related to amounts owed by related parties.
Amounts outstanding with related parties as of December 31, 2025 are not guaranteed and will be settled in cash. No guarantees have been given or received regarding outstanding balances.